Financial Instruments - Summary of Interest Rate Profile of the Group's Interest-bearing Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	$ 3,138	$ 1,952
Fixed-rate instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Other investments	2,225	3,744
Cash and cash equivalents	3,138	1,952
Bank loans	(111)	(66)
Variable-rate instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Bank loans	(44)	(52)
Term loan	$ (476)	$ 1,061